DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recommended by directors at previous year end:
Dividend Per Share	£ 0.0312	£ 0.0320	£ 0.0285
Total Dividends Paid	£ 2,240	£ 2,288	£ 2,034
Final dividend [Member]
Recommended by directors at previous year end:
Dividend Per Share	£ 0.0205	£ 0.0170	£ 0.0150
Total Dividends Paid	£ 1,475	£ 1,212	£ 1,070
Special dividend [Member]
Recommended by directors at previous year end:
Dividend Per Share		£ 0.0050	£ 0.0050
Total Dividends Paid		£ 356	£ 357
Interim dividend [Member]
Recommended by directors at previous year end:
Dividend Per Share	£ 0.0107	£ 0.0100	£ 0.0085
Total Dividends Paid	£ 765	£ 720	£ 607